FINANCIAL RISK MANAGEMENT ACTIVITIES - Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Assets	$ 7,672	$ 6,863	$ 6,643
Equity securities - FVTPL
Disclosure of fair value measurement of assets [line items]
Assets		21	19
Equity securities - FVTPL | Level 1
Disclosure of fair value measurement of assets [line items]
Assets		21	19
Equity securities - FVTPL | Level 2
Disclosure of fair value measurement of assets [line items]
Assets		0	0
Equity securities - FVTPL | Level 3
Disclosure of fair value measurement of assets [line items]
Assets		0	0
Equity securities - FVTOCI
Disclosure of fair value measurement of assets [line items]
Assets	186	82	69
Equity securities - FVTOCI | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	186	82	69
Equity securities - FVTOCI | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0	0
Equity securities - FVTOCI | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	0	$ 0	$ 0
Deferred compensation asset
Disclosure of fair value measurement of assets [line items]
Assets	28
Deferred compensation asset | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0
Deferred compensation asset | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0
Deferred compensation asset | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	$ 28